Fair Value - Significant Unobservable Inputs Used for Assets Measured at Fair Value on Non-Recurring Basis (Detail) (Fair Value, Non-Recurring Basis [Member], Real Estate Owned, Net [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Real estate owned, net	0.00%	0.00%
Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Real estate owned, net	59.58%	88.68%
Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Real estate owned, net	8.42%	9.48%